Deferred Revenue/Income (Tables)	12 Months Ended
Dec. 31, 2022
Deferred Revenue/Income
Schedule of reconciliation in the current reporting period related to carried-forward deferred revenue/income

	Year Ended December 31,
	2020	2021	2022
Deferred revenue/income–beginning of year	485,087	1,061,254	2,197,766
Additions	1,013,397	1,934,086	2,483,462
Recognition	(432,069)	(795,878)	(1,124,186)
Effects on foreign exchange adjustment	(5,161)	(1,696)	4,848
Deferred revenue/income–end of year	1,061,254	2,197,766	3,561,890